Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Mar. 31, 2025
Motor vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	3 years
Motor vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	5 years
Office equipment & furniture [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	3 years
Office equipment & furniture [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	5 years